Loans receivable, net of allowances (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Loan Receivables
Trade accounts receivable in our consolidated balance sheets as of December 31, 2022 and 2021 are as follows:

	As of December 31, 2022	As of December 31, 2021
Third-party credit card processors	87,063	90,063
Fulfilment partners	38,545	22,100
Airlines	4,144	4,686
Global distribution systems	9,615	8,612
Hotels	2,233	4,268
Advertising	5,676	4,749
Others	10,651	4,413
Total accounts receivable	157,927	138,891
Allowance for credit losses	(10,529)	(10,911)
Total accounts receivable, Net	$147,398	$127,980
Current loans receivable in our consolidated balance sheets as of December 31, 2022 and 2021 are as follows:

	As of December 31, 2022	As of December 31, 2021
Loans receivable	$23,360	$10,927
Securitized loans receivable	3,963	44
Allowance for credit expected losses	(11,938)	(2,064)
Total current loans receivable, net	$15,385	$8,907

Non-current loans receivable in our consolidated balance sheets as of December 31, 2022 and 2021 are as follows:

	As of December 31, 2022	As of December 31, 2021
Loans receivable	$1,658	$—
Allowance for credit expected losses	(473)	—
Total non-current loans receivable, net	$1,185	$—

Financing Receivable Credit Quality Indicators
We apply the following rates which are calculated based on internal data and that are periodically assessed to check its adequacy in order to cover 100 % of the estimated credit losses of the current portfolio at each period closing.

Grade	Status	Provision Rate
B	Not overdue	1%
B	Overdue b/w 1 - 5 days	1%
D	Overdue b/w 6 - 14 days	10%
E	Overdue b/w 15 - 30 days	30%
F	Overdue b/w 31 - 60 days	50%
G	Overdue b/w 61 - 90 days	70%
G	Overdue b/w 91 - 120 days	70%
G	Overdue b/w 121 - 150 days	70%
H	Overdue b/w 151 - 360 days	100%
The credit quality analysis of loan receivables was as follows:

	As of December 31, 2022	As of December 31, 2021
1-30 days past due	2,590	1,365
31-60 days past due	1,402	1,218
61-90 days past due	1,218	389
91-120 days past due	1,202	212
121-150 days past due	1,361	139
151-180 days past due	1,504	101
181-210 days past due	1,293	82
211-240 days past due	1,311	65
241-270 days past due	1,344	73
271-300 days past due	1,141	95
301-330 days past due	960	122
331-360 days past due	833	123
Total past due	$16,159	$3,984
To become due	12,822	6,987
Total loan receivables	$28,981	$10,971